UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-04049

DWS Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2013

ITEM 1.	REPORT TO STOCKHOLDERS

MARCH 31, 2013 Semiannual Report to Shareholders

DWS Short Duration Fund

Contents
4 Letter to Shareholders
5 Performance Summary
8 Portfolio Management Team
10 Portfolio Summary
11 Investment Portfolio
29 Statement of Assets and Liabilities
31 Statement of Operations
32 Statement of Changes in Net Assets
33 Financial Highlights
38 Notes to Financial Statements
53 Information About Your Fund's Expenses
55 Summary of Management Fee Evaluation by Independent Fee Consultant
59 Account Management Resources
61 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund may use derivatives, including as part of its Global Tactical Asset Allocation (GTAA) strategy. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The fund may lend securities to approved institutions. See the prospectus for details.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Investor:

As the U.S. and global economies regain their footing, economists are cautiously looking to a less erratic year for the financial markets in 2013. In the U.S. specifically, positive trends in areas such as housing starts and job creation suggest ongoing recovery, albeit at a relatively mild pace. Supporting this view, Larry Adam, Deutsche Asset & Wealth Management's Chief Investment Strategist for Wealth Management, cites the potential for increased bank lending, a rise in business spending, and improved consumer confidence as underlying forces that may act as catalysts for continued positive growth.

Still, critical issues are yet to be resolved. As Washington wrangles with debt concerns, spending, and monetary and fiscal policy, a fair amount of uncertainty lingers. Despite gains in the broad stock market, sluggish growth and historically low interest rates continue to pose a challenge to investors seeking a strategy for growth or retirement income.

Against this backdrop, what can you do? First, stay focused. Second-guessing investment decisions based on headlines, short-term market fluctuations or emotion is never a reliable strategy. Next, make a point of checking your asset allocation every year or so. Objectives may change over time, and periods of market volatility can shift a portfolio away from your established target allocation. Finally, remember that the investment professionals who manage your DWS fund bring a wealth of experience over a variety of market cycles, along with access to a broad network of research and analytical resources.

At Deutsche Asset & Wealth Management we embrace the concept of discipline and the value of maintaining a long-term view. We urge you to do the same.

Best regards,

Douglas Beck, CFA President, DWS Funds

Performance Summary March 31, 2013 (Unaudited)
Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/13
Unadjusted for Sales Charge	0.96%	3.07%	2.84%	3.61%
Adjusted for the Maximum Sales Charge (max 2.75% load)	-1.82%	0.24%	2.27%	3.33%
Barclays 1-3 Year Government/Credit Index†	0.35%	1.10%	2.37%	3.06%
Class B	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/13
Unadjusted for Sales Charge	0.57%	2.28%	2.04%	2.61%
Adjusted for the Maximum Sales Charge (max 4.00% CDSC)	-3.41%	-0.72%	1.87%	2.61%
Barclays 1-3 Year Government/Credit Index†	0.35%	1.10%	2.37%	3.06%
Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/13
Unadjusted for Sales Charge	0.59%	2.32%	2.07%	2.87%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	-0.41%	2.32%	2.07%	2.87%
Barclays 1-3 Year Government/Credit Index†	0.35%	1.10%	2.37%	3.06%
Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/13
No Sales Charges	1.07%	3.42%	3.07%	3.80%
Barclays 1-3 Year Government/Credit Index†	0.35%	1.10%	2.37%	3.06%
Institutional Class		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 3/31/13
No Sales Charges		1.10%	3.38%	3.33%
Barclays 1-3 Year Government/Credit Index†		0.35%	1.10%	2.56%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2013 are 0.86%, 1.74%, 1.60%, 0.70% and 0.59% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class B shares prior to its inception on April 23, 2007 are derived from the historical performance of the Investment Class shares of DWS Short Duration Fund (which was renamed Class S shares on October 23, 2006) during such periods and have been adjusted to reflect the higher total annual operating expenses of Class B. Any difference in expenses will affect performance.

Prior to November 17, 2004, the Fund had a different objective, strategies, fees and expenses. Consequently, the Fund's past performance prior to this time may have been different if the current strategy had been in place.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended March 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

* Institutional Class commenced operations on August 27, 2008. The performance shown for the index is for the time period of August 31, 2008 through March 31, 2013, which is based on the performance period of the life of Institutional Class.

† Barclays 1-3 Year Government/Credit Index is an unmanaged index consisting of all U.S. government agency and Treasury securities, as well as all investment-grade corporate debt securities with maturities of one to three years.

‡ Total returns shown for periods less than one year are not annualized.

	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value
3/31/13	$9.27	$9.29	$9.27	$9.30	$9.28
9/30/12	$9.31	$9.33	$9.30	$9.34	$9.32
Distribution Information as of 3/31/13
Income Dividends, Six Months	$.13	$.09	$.09	$.14	$.14
March Income Dividend	$.0219	$.0158	$.0160	$.0238	$.0240
SEC 30-day Yield††	1.36%	0.65%	0.66%	1.65%	1.65%
Current Annualized Distribution Rate††	2.83%	2.04%	2.07%	3.07%	3.10%

†† The SEC yield is net investment income per share earned over the month ended March 31, 2013, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.35%, 0.51%, 0.63% and 1.57% for Class A, B, C and S shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2013. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.82%, 1.90%, 2.04% and 2.99% for Class A, B, C and S shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed, and will fluctuate.

Portfolio Management Team

William Chepolis, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2002.

• Joined Deutsche Asset & Wealth Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank's fixed income and foreign exchange portfolios.

• Portfolio Manager for Retail Fixed Income: New York.

• BIS, University of Minnesota.

Eric S. Meyer, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2008.

• Joined Deutsche Asset & Wealth Management in 2006 after 16 years of experience in positions of increasing responsibility in corporate banking with First Chicago, Credit Agricole, and most recently, Bank of America's subsidiary, Flagship Capital Management. Prior to his corporate banking experience, he worked in trust management operations for 10 years at First Chicago and E.F. Hutton.

• Head of U.S. Loan Portfolio Management, High Yield Strategies: New York.

• BA from State University of New York, Albany; MBA from Pace University.

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2006.

• Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

• Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the U.S. Army from 1988 to 1991.

• Head of U.S. High Yield Bonds: New York.

• BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

John D. Ryan, Director

Portfolio Manager of the fund. Joined the fund in 2010.

• Joined Deutsche Asset & Wealth Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.

• Over 19 years of investment industry experience.

• BA in Economics, University of Chicago; MBA, University of Chicago.

Ohn Choe, CFA, Vice President

Portfolio Manager of the fund. Joined the fund in 2011.

• Portfolio Manager for Retail Fixed Income: New York.

• Joined Deutsche Asset & Wealth Management in 2005.

• BS, Georgetown University; MBA New York University.

Darwei Kung, Director

Portfolio Manager of the fund. Joined the fund in 2011.

• Joined Deutsche Asset & Wealth Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.

• Portfolio Manager: New York.

• BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Subadvisor

QS Investors, LLC ("QS Investors"), New York, New York, is the subadvisor for the portion of assets allocated from time to time to the fund's global tactical asset allocation ("GTAA") overlay strategy. Effective on or about May 1, 2013, QS Investors will no longer serve as subadvisor to the fund, and the fund will no longer utilize the GTAA strategy.

Robert Wang, Head of Portfolio Management and Trading, QS Investors

Portfolio Manager of the fund. Joined the fund in 2005.

• Joined QS Investors in 2010 after 28 years of experience of trading fixed income, foreign exchange and derivative products at Deutsche Asset Management and J.P. Morgan.

• BS, The Wharton School, University of Pennsylvania.

Thomas Picciochi, Head of Global Tactical Asset Allocation Portfolio Management and Trading, QS Investors

Portfolio Manager of the fund. Joined the fund in 2007.

• Joined QS Investors in 2010 after 24 years of experience in portfolio management and various research and analysis positions at Deutsche Asset Management, State Street Global Advisors, FPL Energy, Barnett Bank, Trade Finance Corporation and Reserve Financial Management.

• BA and MBA, University of Miami.

Portfolio Summary (Unaudited)

Investment Portfolio as of March 31, 2013 (Unaudited)
	Principal Amount ($)	Value ($)

Corporate Bonds 33.9%
Consumer Discretionary 2.7%
Asbury Automotive Group, Inc., 7.625%, 3/15/2017	35,000	36,007
Beam, Inc., 6.375%, 6/15/2014	2,611,000	2,779,697
DISH DBS Corp.:
6.625%, 10/1/2014	909,000	966,949
7.125%, 2/1/2016	50,000	55,562
Ford Motor Credit Co., LLC:
3.984%, 6/15/2016	5,500,000	5,827,003
8.0%, 12/15/2016 (a)	5,000,000	5,994,440
Hyundai Capital Services, Inc., 144A, 6.0%, 5/5/2015	7,500,000	8,200,185
Hyundai Motor Manufacturing Czech SRO, 144A, 4.5%, 4/15/2015	4,690,000	4,974,988
Kia Motors Corp., 144A, 3.625%, 6/14/2016	3,000,000	3,171,804
L Brands, Inc., 6.9%, 7/15/2017	405,000	465,244
Lear Corp., 7.875%, 3/15/2018	178,000	193,130
Lennar Corp., 144A, 4.125%, 12/1/2018	110,000	109,725
News America, Inc., 7.6%, 10/11/2015	5,000,000	5,791,840
RCI Banque SA, 144A, 4.6%, 4/12/2016	7,780,000	8,159,423
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015	400,000	445,000
Videotron Ltd., 9.125%, 4/15/2018	15,000	15,759
		47,186,756
Consumer Staples 0.9%
ConAgra Foods, Inc., 2.1%, 3/15/2018 (a)	635,000	645,946
Constellation Brands, Inc., 7.25%, 5/15/2017	850,000	978,031
Cott Beverages, Inc., 8.125%, 9/1/2018	60,000	65,550
Raizen Energy Finance Ltd., 144A, 7.0%, 2/1/2017	1,500,000	1,706,250
Safeway, Inc., 3.4%, 12/1/2016	3,800,000	4,006,956
Smithfield Foods, Inc., 7.75%, 7/1/2017	30,000	34,763
Wesfarmers Ltd., 144A, 1.874%, 3/20/2018	1,000,000	1,008,600
Wm. Wrigley Jr. Co., 144A, 3.7%, 6/30/2014	7,215,000	7,409,783
		15,855,879
Energy 1.8%
El Paso LLC:
7.0%, 6/15/2017	100,000	114,373
7.25%, 6/1/2018	35,000	40,158
Enterprise Products Operating LLC, Series G, 5.6%, 10/15/2014	3,940,000	4,223,483
Hess Corp., 7.0%, 2/15/2014	2,100,000	2,208,799
Husky Energy, Inc., 5.9%, 6/15/2014	4,030,000	4,271,602
IPIC GMTN Ltd., 144A, 3.75%, 3/1/2017	3,225,000	3,450,750
Lukoil International Finance BV, 144A, 6.356%, 6/7/2017	2,581,000	2,938,210
Newfield Exploration Co., 7.125%, 5/15/2018	90,000	93,712
Plains Exploration & Production Co., 7.625%, 6/1/2018	35,000	36,575
Quicksilver Resources, Inc., 8.25%, 8/1/2015	305,000	300,044
TNK-BP Finance SA, Series 2, 144A, 7.5%, 7/18/2016	6,000,000	6,874,800
Transocean, Inc.:
2.5%, 10/15/2017	2,000,000	2,025,310
4.95%, 11/15/2015	5,000,000	5,409,930
		31,987,746
Financials 17.9%
Abbey National Treasury Services PLC, 144A, 3.875%, 11/10/2014	5,950,000	6,168,472
Akbank TAS, 144A, 3.875%, 10/24/2017	3,150,000	3,209,063
Ally Financial, Inc., 8.3%, 2/12/2015	1,000,000	1,110,000
American International Group, Inc.:
3.8%, 3/22/2017	4,120,000	4,458,149
5.85%, 1/16/2018	2,500,000	2,926,540
American Tower Corp., (REIT), 4.625%, 4/1/2015	3,530,000	3,764,240
Asian Development Bank, 1.125%, 3/15/2017	7,000,000	7,120,176
Australia & New Zealand Banking Group Ltd., 144A, 1.0%, 10/6/2015	6,665,000	6,715,654
Banco Bradesco SA, 144A, 2.39%**, 5/16/2014	11,485,000	11,626,484
Banco de Credito del Peru, 144A, 4.75%, 3/16/2016	4,500,000	4,837,500
Banco de Credito e Inversiones, 144A, 3.0%, 9/13/2017 (a)	8,000,000	8,114,912
Banco del Estado de Chile, 2.03%, 4/2/2015	7,000,000	7,163,611
Banco do Brasil SA:
3.875%, 1/23/2017 (a)	2,000,000	2,092,000
144A, 4.5%, 1/22/2015	3,000,000	3,120,000
Banco do Nordeste do Brasil SA, 144A, 3.625%, 11/9/2015	2,150,000	2,203,750
Banco Santander Brasil SA, 144A, 4.625%, 2/13/2017 (a)	3,000,000	3,172,500
Bank of America Corp., Series L, 1.722%**, 1/30/2014	6,000,000	6,052,380
Bank of India, 144A, 3.625%, 9/21/2018 (a)	3,000,000	3,011,231
Bank of Nova Scotia, 144A, 1.95%, 1/30/2017 (a)	10,570,000	10,991,743
Barclays Bank PLC, 144A, 2.5%, 9/21/2015 (a)	8,360,000	8,696,824
BB&T Corp., 1.001%**, 4/28/2014	5,000,000	5,029,365
BBVA U.S. Senior SAU, 4.664%, 10/9/2015	6,950,000	7,127,037
BNP Paribas SA:
2.375%, 9/14/2017	2,460,000	2,496,428
3.03%**, 12/20/2014	4,647,000	4,823,981
Capital One Financial Corp., 7.375%, 5/23/2014	6,460,000	6,934,629
Commonwealth Bank of Australia, 144A, 1.534%**, 3/31/2017	14,000,000	14,048,818
Daimler Finance North America LLC, 6.5%, 11/15/2013	10,000,000	10,369,150
Development Bank of Kazakhstan JSC, 144A, 5.5%, 12/20/2015	5,000,000	5,375,000
DnB Boligkreditt AS, 144A, 2.1%, 10/14/2015	9,000,000	9,312,300
Encana Holdings Finance Corp., 5.8%, 5/1/2014	6,238,000	6,561,864
General Electric Capital Corp., 5.0%, 5/15/2016	7,600,000	8,396,100
Grupo Aval Ltd., 144A, 5.25%, 2/1/2017 (a)	2,400,000	2,568,000
GTP Acquisition Partners I LLC, "C", 144A, 4.347%, 6/15/2016	5,590,000	5,935,350
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016	3,742,000	3,964,585
Hospitality Properties Trust, (REIT), 7.875%, 8/15/2014	6,280,000	6,629,130
ICICI Bank Ltd., 144A, 4.75%, 11/25/2016	1,840,000	1,969,632
Intesa Sanpaolo SpA, 3.875%, 1/16/2018	5,365,000	5,187,687
Jefferies Group LLC, 5.125%, 4/13/2018	3,000,000	3,270,000
KazMunaiGaz Finance Sub BV, 144A, 11.75%, 1/23/2015	8,000,000	9,270,000
KeyCorp, Series H, 6.5%, 5/14/2013	5,855,000	5,895,247
Macquarie Bank Ltd., 144A, 3.45%, 7/27/2015	5,775,000	6,017,469
Metropolitan Life Global Funding I, 144A, 1.5%, 1/10/2018 (a)	3,560,000	3,575,525
Morgan Stanley, 6.0%, 5/13/2014	3,750,000	3,952,489
Murray Street Investment Trust I, 4.647%, 3/9/2017	9,500,000	10,388,241
National Agricultural Cooperative Federation, 144A, 4.25%, 1/28/2016	4,265,000	4,558,696
National Australia Bank Ltd., 144A, 2.0%, 6/20/2017	8,000,000	8,291,200
Nomura Holdings, Inc.:
2.0%, 9/13/2016	2,965,000	2,957,727
5.0%, 3/4/2015	2,440,000	2,595,882
Prudential Financial, Inc., 6.2%, 1/15/2015	2,770,000	3,021,533
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014	4,000,000	4,190,920
Skandinaviska Enskilda Banken AB, 144A, 1.75%, 3/19/2018	1,165,000	1,164,416
SLM Corp., 3.875%, 9/10/2015	1,500,000	1,561,932
Swedbank AB, 144A, 1.75%, 3/12/2018	1,875,000	1,867,613
Tanner Servicios Financieros SA, 144A, 4.375%, 3/13/2018	3,000,000	3,037,500
The Goldman Sachs Group, Inc., 6.0%, 5/1/2014	2,825,000	2,977,714
Turkiye Vakiflar Bankasi Tao, 144A, 5.75%, 4/24/2017	2,000,000	2,158,400
UBS AG, 144A, 2.25%, 3/30/2017 (a)	6,665,000	6,944,830
Westpac Banking Corp., 144A, 1.375%, 7/17/2015	11,475,000	11,655,157
Yapi ve Kredi Bankasi AS, 144A, 6.75%, 2/8/2017	3,500,000	3,889,375
		316,526,151
Health Care 1.0%
AbbVie, Inc., 144A, 1.75%, 11/6/2017	8,135,000	8,233,930
Actavis, Inc., 1.875%, 10/1/2017	1,050,000	1,062,245
Genzyme Corp., 3.625%, 6/15/2015	4,690,000	5,000,004
HCA, Inc., 7.25%, 9/15/2020	850,000	940,312
Laboratory Corp. of America Holdings, 2.2%, 8/23/2017	2,640,000	2,669,278
		17,905,769
Industrials 1.6%
ADT Corp., 144A, 2.25%, 7/15/2017	2,560,000	2,569,861
BAE Systems Holdings, Inc., 144A, 4.95%, 6/1/2014	4,615,000	4,811,368
BE Aerospace, Inc., 6.875%, 10/1/2020	315,000	348,469
Burlington Northern Santa Fe LLC, 7.0%, 2/1/2014	5,600,000	5,893,216
Cemex Finance LLC, 144A, 9.5%, 12/14/2016 (a)	3,000,000	3,247,500
Hutchison Whampoa International 12 II Ltd., 144A, 2.0%, 11/8/2017	500,000	504,058
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	3,775,000	4,102,123
Transnet SOC Ltd., 144A, 4.5%, 2/10/2016	6,500,000	6,827,983
United Rentals North America, Inc.:
5.75%, 7/15/2018	70,000	75,863
9.25%, 12/15/2019	380,000	433,200
		28,813,641
Information Technology 0.4%
Equinix, Inc., 8.125%, 3/1/2018	90,000	99,450
Jabil Circuit, Inc., 7.75%, 7/15/2016	245,000	282,056
Tencent Holdings Ltd., 144A, 3.375%, 3/5/2018	3,000,000	3,127,191
Xerox Corp., 5.65%, 5/15/2013	2,830,000	2,845,616
		6,354,313
Materials 2.7%
Anglo American Capital PLC:
144A, 2.625%, 9/27/2017	3,635,000	3,692,037
144A, 9.375%, 4/8/2014	4,690,000	5,063,226
ArcelorMittal, 5.0%, 2/25/2017	5,680,000	5,944,120
Ashland, Inc., 144A, 3.0%, 3/15/2016	180,000	182,700
Ball Corp., 6.75%, 9/15/2020	850,000	937,125
Clearwater Paper Corp., 7.125%, 11/1/2018	75,000	81,563
Evraz Group SA, 144A, 7.4%, 4/24/2017	5,500,000	5,843,750
Goldcorp, Inc., 2.125%, 3/15/2018	1,490,000	1,494,881
Hyundai Steel Co., 144A, 4.625%, 4/21/2016	3,500,000	3,775,243
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016	850,000	977,500
Southern Copper Corp., 6.375%, 7/27/2015 (a)	2,000,000	2,194,850
Teck Resources Ltd., 2.5%, 2/1/2018	2,770,000	2,795,767
Vale Overseas Ltd., 6.25%, 1/23/2017	4,000,000	4,563,772
Xstrata Finance Canada Ltd., 144A, 3.6%, 1/15/2017	9,000,000	9,466,920
		47,013,454
Telecommunication Services 1.3%
Cincinnati Bell, Inc., 8.25%, 10/15/2017	25,000	26,500
Crown Castle Towers LLC, 144A, 3.214%, 8/15/2015	5,440,000	5,675,541
Digicel Ltd., 144A, 8.25%, 9/1/2017	300,000	317,250
Frontier Communications Corp.:
6.625%, 3/15/2015	600,000	667,500
8.125%, 10/1/2018	850,000	969,000
Intelsat Jackson Holdings SA, 8.5%, 11/1/2019	320,000	358,800
iPCS, Inc., 2.424%**, 5/1/2013	30,000	29,964
Telecom Italia Capital SA:
4.95%, 9/30/2014	2,805,000	2,905,172
6.175%, 6/18/2014	3,150,000	3,295,436
Telefonica Emisiones SAU, 6.421%, 6/20/2016	5,000,000	5,545,345
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020	460,000	494,500
VimpelCom Holdings BV, 144A, 6.255%, 3/1/2017 (a)	2,275,000	2,429,131
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018	280,000	298,200
Windstream Corp., 7.0%, 3/15/2019	60,000	61,275
		23,073,614
Utilities 3.6%
Abu Dhabi National Energy Co., 144A, 6.165%, 10/25/2017	5,785,000	6,782,913
AES Corp.:
7.75%, 10/15/2015	380,000	427,025
8.0%, 6/1/2020	40,000	47,400
Ameren Corp., 8.875%, 5/15/2014	2,468,000	2,664,813
American Electric Power Co., Inc., 1.65%, 12/15/2017	770,000	772,599
Baltimore Gas & Electric Co., 6.125%, 7/1/2013	6,335,000	6,421,542
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016	400,000	419,500
Consolidated Edison Co. of New York, Inc., 5.55%, 4/1/2014	7,020,000	7,349,624
Consumers Energy Co., Series J, 6.0%, 2/15/2014	3,270,000	3,414,191
DTE Energy Co., 7.625%, 5/15/2014	3,460,000	3,722,116
Dubai Electricity & Water Authority, 144A, 8.5%, 4/22/2015	5,000,000	5,593,750
Duke Energy Corp., 6.3%, 2/1/2014	4,890,000	5,115,571
FirstEnergy Solutions Corp., 4.8%, 2/15/2015	4,720,000	5,087,768
Iberdrola Finance Ireland Ltd., 144A, 3.8%, 9/11/2014	3,840,000	3,953,971
Korea Hydro & Nuclear Power Co., Ltd., 144A, 3.125%, 9/16/2015	5,500,000	5,737,985
Sempra Energy, 8.9%, 11/15/2013	5,000,000	5,249,460
Suburban Propane Partners LP, 7.5%, 10/1/2018	240,000	260,400
		63,020,628
Total Corporate Bonds (Cost $574,677,015)		597,737,951

Mortgage-Backed Securities Pass-Throughs 3.9%
Federal Home Loan Mortgage Corp., 3.0%, 4/1/2027	4,327,016	4,577,847
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	49,603,358	52,678,985
4.5%, 4/1/2023	2,089,898	2,252,682
5.0%, 9/1/2023	1,402,112	1,519,867
Government National Mortgage Association:
5.5%, with various maturities from 7/20/2038 until 11/20/2038	952,773	1,018,238
6.0%, with various maturities from 1/15/2022 until 11/20/2038	1,998,123	2,147,374
6.5%, with various maturities from 8/20/2038 until 2/20/2039	3,457,216	3,809,825
9.5%, with various maturities from 12/15/2016 until 7/15/2020	915	998
Total Mortgage-Backed Securities Pass-Throughs (Cost $67,287,175)		68,005,816

Asset-Backed 6.1%
Automobile Receivables 0.6%
AmeriCredit Automobile Receivables Trust:
"D", Series 2011-2, 4.0%, 5/8/2017	4,900,000	5,182,093
"D", Series 2011-1, 4.26%, 2/8/2017	5,500,000	5,819,390
		11,001,483
Credit Card Receivables 1.2%
Citibank Omni Master Trust:
"A17", Series 2009-A17, 144A, 4.9%, 11/15/2018	12,811,000	13,697,893
"A13", Series 2009-A13, 144A, 5.35%, 8/15/2018	7,569,000	8,061,507
		21,759,400
Home Equity Loans 3.8%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.541%, 4/25/2033	609,567	608,105
C-Bass CBO Resecuritization, "D2", 7.25%, 6/1/2032	1,547,808	464,342
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.343%**, 1/15/2037	5,906,959	5,065,702
Credit-Based Asset Servicing and Securitization LLC, "AF2", Series 2006-CB2, 4.19%**, 12/25/2036	3,124,905	2,054,937
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031	49,370	45,995
First Franklin Mortgage Loan Asset Backed Certificates, "A2B", Series 2005-FF12, 0.464%**, 11/25/2036	5,005,999	4,859,874
GMAC Mortgage Corp. Loan Trust, "A5", Series 2003-HE2, 4.59%, 4/25/2033	639,974	621,512
IMC Home Equity Loan Trust, "A8", Series 1998-3, 6.84%**, 8/20/2029	40,443	39,930
Merrill Lynch Mortgage Investors Trust, "A2C", Series 2005-HE2, 0.574%**, 9/25/2036	8,042,358	7,811,212
New Century Home Equity Loan Trust, "A2C", Series 2005-B, 0.484%**, 10/25/2035	18,859,342	18,245,960
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1.254%**, 12/25/2034	4,914,579	4,836,015
Park Place Securities, Inc., "M2", Series 2004-WHQ2, 0.834%**, 2/25/2035	9,521,950	9,407,363
PennyMac Loan Trust, "A", Series 2012-NPL1, 144A, 3.422%, 5/28/2052	6,984,468	7,015,541
Residential Asset Securities Corp., "AI4", Series 2003-KS9, 4.53%, 8/25/2031	3,110,206	3,152,782
Residential Funding Mortgage Securities II, Inc., "A7", Series 2001-HI4, 7.24%, 10/25/2026	3,448,202	3,286,402
		67,515,672
Manufactured Housing Receivables 0.1%
Lehman ABS Manufactured Housing Contract Trust, "A6", Series 2001-B, 6.467%, 4/15/2040	956,410	1,059,837
Student Loans 0.3%
SLM Student Loan Trust, "A6", Series 2004-1, 144A, 1.051%**, 7/25/2039	5,500,000	4,829,286
Utilities 0.1%
CenterPoint Energy Transition Bond Co., LLC, "A1", Series 2009-1, 1.833%, 2/15/2016	2,130,046	2,163,740
Total Asset-Backed (Cost $108,362,430)		108,329,418

Commercial Mortgage-Backed Securities 10.8%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-3, 5.86%**, 7/10/2044	6,250,000	6,660,506
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 2.503%**, 11/15/2015	9,049,388	9,098,861
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
"A2", Series 2005-3, 4.501%, 7/10/2043	1,166,671	1,168,702
"B", Series 2005-2, 5.114%**, 7/10/2043	5,000,000	5,342,065
Bayview Commercial Asset Trust, "SIO", Series 2007-1, 144A, Interest Only, 4.054%***, 3/25/2037	37,986,935	1,388,852
Bear Stearns Commercial Mortgage Securities:
"A3", Series 2005-PWR7, 5.116%, 2/11/2041	10,623,000	11,344,620
"A4", Series 2005-PW10, 5.405%, 12/11/2040	9,000,000	9,909,441
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A2B", Series 2007-CD4, 5.205%, 12/11/2049	2,522,895	2,554,027
Commercial Mortgage Pass-Through Certificates, "A2", Series 2007-C1, 5.268%, 2/15/2040	78,245	78,260
Commercial Mortgage Trust:
"A3", Series 2005-GG3, 4.569%, 8/10/2042	2,551,389	2,549,345
"A2", Series 2007-GG9, 5.381%, 3/10/2039	5,907,009	6,081,910
"AAB", Series 2007-GG9, 5.441%, 3/10/2039	3,169,715	3,321,006
Credit Suisse First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039	9,371,324	9,736,197
"D", Series 2004-C1, 144A, 4.956%, 1/15/2037	4,000,000	4,027,876
"A4", Series 2005-C1, 5.014%, 2/15/2038	9,380,000	9,945,914
"B", Series 2005-C5, 5.1%, 8/15/2038	3,500,000	3,671,930
GE Capital Commercial Mortgage Corp., "A4", Series 2004-C3, 5.189%, 7/10/2039	7,654,625	8,000,085
GMAC Commercial Mortgage Securities, Inc., "F", Series 2003-C1, 144A, 4.718%, 5/10/2036	4,000,000	4,005,720
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4B", Series 2005-LDP3, 4.996%, 8/15/2042	3,500,000	3,813,019
"AM", Series 2005-LDP4, 4.999%, 10/15/2042	3,287,500	3,560,363
"A4", Series 2006-CB14, 5.481%, 12/12/2044	9,380,000	10,330,813
"AM", Series 2006-CB16, 5.593%, 5/12/2045	1,500,000	1,680,750
"A4", Series 2006-LDP7, 5.871%**, 4/15/2045	9,380,000	10,625,945
"F", Series 2003-ML1A, 144A, 5.924%**, 3/12/2039	3,500,000	3,502,440
LB-UBS Commercial Mortgage Trust:
"A3", Series 2004-C2, 3.973%, 3/15/2029	434,246	437,720
"A4", Series 2005-C5, 4.954%, 9/15/2030	10,780,000	11,632,353
"AM", Series 2005-C5, 5.017%, 9/15/2040	9,380,000	10,179,936
"A3", Series 2004-C4, 5.363%**, 6/15/2029	1,225,390	1,250,914
"E", Series 2000-C5, 7.29%, 12/15/2032	4,000,000	4,024,520
Morgan Stanley Capital I Trust, "A4B", Series 2005-IQ10, 5.284%, 9/15/2042	9,380,000	10,331,010
SMA Issuer I LLC, "A", Series 2012-LV1, 144A, 3.5%, 8/20/2025	1,239,194	1,244,561
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2005-C22, 5.283%**, 12/15/2044	9,380,000	10,298,884
"B", Series 2005-C17, 5.287%, 3/15/2042	2,000,000	2,093,588
"A2", Series 2007-C32, 5.727%**, 6/15/2049	3,070,225	3,151,524
WF-RBS Commercial Mortgage Trust, "A1", Series 2012-C8, 0.864%, 8/15/2045	4,117,966	4,127,490
Total Commercial Mortgage-Backed Securities (Cost $189,184,612)		191,171,147

Collateralized Mortgage Obligations 6.6%
Adjustable Rate Mortgage Trust:
"9A12", Series 2004-1, 1.144%**, 1/25/2035	1,607,293	1,590,394
"5A12", Series 2004-4, 1.164%**, 3/25/2035	1,022,788	1,021,431
"7A12", Series 2004-2, 1.204%**, 2/25/2035	1,430,856	1,427,359
Banc of America Alternative Loan Trust, "1A1", Series 2003-7, 5.5%, 9/25/2033	1,740,461	1,766,645
Banc of America Funding Corp., "1A1", Series 2008-R2, 144A, 6.0%, 9/25/2037	1,744,034	1,780,052
Banc of America Mortgage Securities, Inc.:
"1A3", Series 2002-K, 2.728%**, 10/20/2032	102,203	101,252
"2A3", Series 2005-J, 3.126%**, 11/25/2035	890,612	813,743
"2A8", Series 2003-J, 3.187%**, 11/25/2033	1,415,800	1,416,311
"A15", Series 2006-2, 6.0%, 7/25/2046	70,659	62,682
Bear Stearns Adjustable Rate Mortgage Trust, "5A", Series 2003-8, 4.41%**, 1/25/2034	3,095,339	3,111,518
Chase Mortgage Finance Corp., "A25", Series 2005-S2, 5.5%, 10/25/2035	563,821	568,067
Citicorp Mortgage Securities, Inc.:
"3A1", Series 2005-4, 5.0%, 7/25/2035	1,539,185	1,560,329
"3A1", Series 2005-1, 5.25%, 2/25/2035	54,933	54,924
"1A1", Series 2005-7, 5.5%, 10/25/2035	935,626	939,582
"1A2", Series 2006-5, 6.0%, 10/25/2036	287,636	287,870
Citigroup Mortgage Loan Trust, Inc., "8A1", Series 2009-5, 144A, 6.0%, 6/25/2036	1,217,179	1,276,212
Countrywide Alternative Loan Trust, "1A1", Series 2005-J4, 0.494%**, 7/25/2035	560,843	556,655
Countrywide Home Loan Mortgage Pass Through Trust, "1A7", Series 2005-6, 5.0%, 4/25/2035	247,846	249,011
Credit Suisse First Boston Mortgage Securities Corp., "5A1", Series 2004-7, 5.0%, 10/25/2019	4,478,604	4,529,723
Credit Suisse Mortgage Capital Certificates, "A1", Series 2011-7R, 144A, 1.453%**, 8/28/2047	6,109,250	6,076,706
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.754%**, 2/25/2048	1,695,339	1,698,522
Federal Home Loan Mortgage Corp.:
"PT", Series 3586, 3.237%**, 2/15/2038	2,134,411	2,194,843
"BZ", Series 4030, 4.0%, 4/15/2042	6,124,034	6,154,500
"BT", Series 2448, 6.0%, 5/15/2017	1,133	1,186
Federal National Mortgage Association:
"EI", Series 2010-41, Interest Only, 4.0%, 3/25/2024	856,686	24,330
"1A6", Series 2007-W8, 6.435%**, 9/25/2037	4,993,384	5,693,010
"Z", Series G92-61, 7.0%, 10/25/2022	436,366	499,351
Government National Mortgage Association:
"AB", Series 2008-30, 4.2%, 2/20/2037	1,998,911	2,048,334
"NI", Series 2010-166, Interest Only, 4.5%, 4/20/2039	4,072,100	732,436
"IB", Series 2010-105, Interest Only, 4.5%, 1/16/2040	5,392,589	878,114
"PI", Series 2010-166, Interest Only, 5.0%, 4/16/2040	6,397,136	1,107,396
"IO", Series 2008-7, Interest Only, 5.5%, 3/20/2037	2,744,997	448,584
GSR Mortgage Loan Trust:
"2A2", Series 2006-AR1, 2.776%**, 1/25/2036	2,781,904	2,758,959
"3A15", Series 2005-6F, 5.5%, 7/25/2035	331,446	333,904
JPMorgan Alternative Loan Trust, "A2", Series 2006-A4, 5.95%, 9/25/2036	90,654	90,528
JPMorgan Mortgage Trust:
"1A2", Series 2005-A7, 3.038%**, 10/25/2035	1,411,555	1,412,275
"6A1", Series 2005-A6, 3.115%**, 8/25/2035	3,762,098	3,781,063
Lehman Mortgage Trust, "2A2", Series 2006-2, 5.75%, 4/25/2036	2,278,533	2,300,863
Mastr Adjustable Rate Mortgages Trust, "12A2", Series 2007-3, 0.404%**, 5/25/2047	11,744,789	11,541,299
Mastr Asset Securitization Trust:
"8A4", Series 2003-4, 4.75%, 5/25/2018	686,819	695,251
"3A2", Series 2003-1, 5.0%, 2/25/2018	1,107,388	1,146,720
Morgan Stanley Mortgage Loan Trust, "5A2", Series 2006-8AR, 2.44%**, 6/25/2036	3,602,598	3,559,356
Prudential Home Mortgage Securities Co., Inc., "4B", Series 1994-A, 6.73%**, 4/28/2024	6,081	4,867
Residential Accredit Loans, Inc.:
"NB4", Series 2003-QS19, 4.75%, 10/25/2033	1,004,740	1,026,369
"A1", Series 2003-QS18, 5.0%, 9/25/2018	1,793,378	1,847,723
Residential Asset Mortgage Products, Inc.:
"A5", Series 2005-SL1, 6.5%, 5/25/2032	1,477,949	1,498,875
"A3", Series 2004-SL3, 7.5%, 12/25/2031	980,982	1,019,177
Residential Funding Mortgage Securities I, "A1", Series 2005-S3, 4.75%, 3/25/2020	9,072,498	9,365,249
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A5", Series 2005-AR5, 2.447%**, 5/25/2035	7,032,091	6,980,665
"1A2", Series 2005-AR12, 2.463%**, 10/25/2035	444,918	445,130
"1A1", Series 2005-AR14, 2.527%**, 12/25/2035	1,155,954	1,144,418
"2A3", Series 2003-S6, 4.75%, 7/25/2018	1,138,460	1,175,629
"A9", Series 2003-S9, 5.25%, 10/25/2033	1,940,163	2,034,927
Washington Mutual MSC Mortgage Pass-Through Certificates Trust, "3A1", Series 2003-MS2, 5.0%, 3/25/2018	2,700,794	2,756,152
Wells Fargo Mortgage Backed Securities Trust:
"2A6", Series 2005-11, 5.5%, 11/25/2035	6,385,719	6,419,474
"A19", Series 2006-10, 6.0%, 8/25/2036	1,564,795	1,564,851
Total Collateralized Mortgage Obligations (Cost $113,803,001)		115,574,796

Government & Agency Obligations 24.2%
Other Government Related (b) 4.3%
BRFkredit AS, 144A, 2.05%, 4/15/2013	12,445,000	12,452,591
Dexia Credit Local, 144A, 2.75%, 1/10/2014	7,700,000	7,807,238
Eksportfinans ASA, 3.0%, 11/17/2014	7,500,000	7,462,500
Export-Import Bank of Korea, 4.125%, 9/9/2015	6,857,000	7,340,631
Japan Finance Corp., 2.25%, 7/13/2016	10,000,000	10,513,000
Korea Development Bank, 4.0%, 9/9/2016	3,138,000	3,416,491
Network Rail Infrastructure Finance PLC, 144A, 0.875%, 1/20/2015 (a)	7,715,000	7,783,586
Qatari Diar Finance QSC, 144A, 3.5%, 7/21/2015	9,250,000	9,700,938
Svensk Exportkredit AB, 2.125%, 7/13/2016	9,185,000	9,576,281
		76,053,256
Sovereign Bonds 1.7%
Korea Housing Finance Corp., 144A, 4.125%, 12/15/2015	9,380,000	10,079,110
Republic of Croatia, 144A, 6.25%, 4/27/2017	7,000,000	7,498,050
Republic of Indonesia, 144A, 10.375%, 5/4/2014	6,000,000	6,562,500
Republic of Lithuania, 144A, 6.75%, 1/15/2015	5,000,000	5,415,000
		29,554,660
U.S. Government Sponsored Agencies 4.2%
Federal Home Loan Bank:
0.375%, 1/29/2014	10,000,000	10,010,595
Series 1, 1.0%, 6/21/2017	14,220,000	14,411,199
Federal Home Loan Mortgage Corp.:
0.375%, 2/27/2014	20,000,000	20,019,630
1.0%, 8/27/2014 (a)	30,000,000	30,296,787
		74,738,211
U.S. Treasury Obligations 14.0%
U.S. Treasury Bill, 0.1%****, 9/5/2013 (c)	297,000	296,881
U.S. Treasury Notes:
0.75%, 6/15/2014 (d)	61,000,000	61,407,480
0.875%, 12/31/2016	153,000,000	155,067,948
0.875%, 1/31/2017	25,000,000	25,328,125
1.875%, 6/30/2015	4,040,000	4,184,240
		246,284,674
Total Government & Agency Obligations (Cost $421,962,094)		426,630,801

Loan Participations and Assignments 5.5%
Senior Loans** 2.3%
Asurion LLC, Term Loan B1, 4.5%, 5/24/2019	736,250	745,409
Attachmate Corp., First Lien Term Loan, 7.25%, 11/22/2017	943,750	956,528
Autoparts Holdings Ltd., First Lien Term Loan, 6.5%, 7/28/2017	964,483	979,351
Avaya, Inc., Term Loan B3, 4.788%, 10/26/2017	986,631	933,599
Bellisio Foods, Inc., Term Loan, 7.0%, 12/15/2017	465,000	462,675
Blue Coat Systems, Inc., Term Loan, 5.75%, 2/15/2018	497,500	502,788
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017	990,000	1,012,275
Burlington Coat Factory Warehouse Corp., Term Loan B1, 5.5%, 2/23/2017	878,547	891,932
Cenveo Corp., Term Loan B, 7.0%, 12/21/2016	405,197	407,223
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017	1,000,000	1,032,380
Clearwater Seafoods LP, Term Loan B, 6.75%, 6/6/2018	471,373	477,265
ClientLogic Corp., Term Loan, 7.055%, 1/30/2017	1,210,338	1,211,100
Coach America Holdings, Inc.:
First Lien Term Loan, LIBOR plus 3.0%, 4/18/2014*	605,042	26,220
Letter of Credit, LIBOR plus 5.75%, 4/21/2014*	127,584	5,529
CPG International, Inc., Term Loan, 5.75%, 9/18/2019	1,990,000	2,012,388
Crown Media Holdings, Inc., Term Loan B, 6.75%, 7/14/2018	450,833	454,215
Earthbound Holdings III LLC, Term Loan B, 5.75%, 12/21/2016	494,941	482,567
Essential Power LLC, Term Loan B, 5.5%, 8/8/2019	959,602	975,795
Evergreen Acqco 1 LP, Term Loan, 5.0%, 7/9/2019	497,500	504,495
First Data Corp., Term Loan, 5.204%, 3/24/2017	152,818	154,366
Global Tel*Link Corp., Term Loan B, 6.0%, 12/14/2017	443,548	445,837
IG Investment Holdings LLC, First Lien Term Loan, 6.0%, 10/31/2019	997,500	1,002,488
Ineos U.S. Finance LLC, 6 year Term Loan, 6.5%, 5/4/2018	495,000	504,192
ION Media Networks, Inc., Term Loan B, 7.25%, 7/31/2018	498,750	506,231
Istar Financial, Inc., Term Loan, 4.5%, 10/16/2017	2,298,646	2,323,781
Kronos Worldwide, Inc., Term Loan B, 7.0%, 6/13/2018	125,000	126,484
Language Line LLC, Second Lien Term Loan, 10.5%, 12/20/2016	400,000	397,832
LSP Madison Funding LLC, Term Loan, 5.5%, 6/28/2019	649,649	659,596
MModal, Inc., Term Loan B, 6.75%, 8/15/2019	497,528	482,448
Monitronics International, Inc., Term Loan B, 4.5%, 3/23/2018	992,503	1,008,015
Nexeo Solutions LLC, Term Loan, 5.5%, 9/17/2017	247,500	248,351
NGPL PipeCo LLC, Term Loan B, 6.75%, 9/15/2017	964,286	979,955
Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/2019	495,000	503,870
North American Breweries, Inc., Term Loan B, 7.5%, 12/11/2018	498,750	511,842
NPC International, Inc., Term Loan B, 4.5%, 12/28/2018	424,167	429,115
Pinnacle Foods Finance LLC, Term Loan E, 4.75%, 10/17/2018	742,500	751,781
Plains Exploration & Production, 7 year Term Loan, 4.0%, 11/30/2019	1,000,000	1,003,750
Remy International, Inc., Term Loan B, 4.25%, 3/5/2020	477,102	483,263
Rexnord LLC, Term Loan B, 4.5%, 4/2/2018	497,500	504,152
Reynolds Group Holdings, Inc., Term Loan, 4.75%, 9/28/2018	1,492,500	1,516,328
Six3 Systems, Inc., Term Loan B, 7.0%, 10/4/2019	498,750	503,738
Sorenson Communications, Inc., Term Loan, 9.5%, 10/31/2014	500,000	508,385
Springs Windows Fashions LLC, Term Loan B, 6.0%, 5/31/2017	891,073	899,244
Star West Generation LLC, Term Loan B, 5.0%, 3/13/2020	750,000	760,470
SurveyMonkey.com, LLC, Term Loan B, 5.5%, 2/5/2019	500,000	508,750
Tallgrass Operations LLC, Term Loan, 5.25%, 11/13/2018	997,500	1,018,702
Tempur-Pedic International, Inc., Term Loan B, 5.0%, 12/12/2019	598,500	607,852
Terex Corp., Term Loan B, 4.5%, 4/28/2017	497,500	507,450
Toys 'R' Us-Delaware, Inc., Term Loan B2, 5.25%, 5/25/2018	992,424	952,732
TriNet Group, Inc., Term Loan B, 6.5%, 10/15/2018	498,750	503,738
Tube City IMS Corp., Term Loan, 4.75%, 3/20/2019	990,019	1,002,394
U.S. Airways Group, Inc., Term Loan, 2.705%, 3/21/2014	958,333	958,544
Vantage Specialty Chemicals, Inc., Term Loan B, 5.0%, 2/10/2018	990,000	996,188
WESCO Distribution, Inc., Term Loan B, 4.5%, 12/12/2019	500,000	506,770
WMG Acquisition Corp., Term Loan, 5.25%, 11/1/2018	493,750	502,314
Zayo Group LLC, Term Loan B, 4.75%, 7/2/2019	497,494	503,232
		39,857,914
Sovereign Loans 3.2%
Bank of Moscow, 144A, 6.699%, 3/11/2015	5,000,000	5,297,500
Bank of Moscow OJSC, 6.02%, 5/10/2017	3,500,000	3,629,150
Gazprom OAO, 144A, 8.125%, 7/31/2014	9,730,000	10,532,725
Novolipetsk Steel OJSC, 144A, 4.45%, 2/19/2018	5,000,000	4,987,500
Rosneft Oil Co., 144A, 3.149%, 3/6/2017 (a)	6,000,000	6,030,000
Russian Agricultural Bank OJSC, Series 1, 144A, 7.175%, 5/16/2013	5,773,000	5,813,988
Russian Railways, 5.739%, 4/3/2017	6,500,000	7,150,000
Sberbank of Russia, 144A, 4.95%, 2/7/2017	5,000,000	5,325,000
Severstal OAO, 144A, 4.45%, 3/19/2018	2,600,000	2,567,500
VTB Bank OJSC, 144A, 6.0%, 4/12/2017	5,000,000	5,350,001
		56,683,364
Total Loan Participations and Assignments (Cost $95,692,897)		96,541,278

Convertible Bond 0.0%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK) (Cost $63,215)	63,145	74,833

	Shares	Value ($)

Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015* (Cost $0)	5,825	2,598

Securities Lending Collateral 3.2%
Daily Assets Fund Institutional, 0.14% (e) (f) (Cost $56,794,028)	56,794,028	56,794,028

Cash Equivalents 7.2%
Central Cash Management Fund, 0.12% (e) (Cost $127,451,691)	127,451,691	127,451,691

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,755,278,158)†	101.4	1,788,314,357
Other Assets and Liabilities, Net (a)	(1.4)	(25,036,082)
Net Assets	100.0	1,763,278,275

The following table represents senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Coach America Holdings, Inc.*	LIBOR plus 3.0%	4/18/2014	605,042	584,420	26,220
Coach America Holdings, Inc.*	LIBOR plus 5.75%	4/21/2014	127,584	123,181	5,529
				707,601	31,749

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2013.

*** These securities are shown at their current rate as of March 31, 2013.

****Annualized yield at time of purchase; not a coupon rate.

† The cost for federal income tax purposes was $1,762,538,629. At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $25,775,728. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $36,319,679 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,543,951.

(a) All or a portion of these securities were on loan. In addition, included in other assets and liabilities, net is a pending sale that is also on loan (see Notes to Financial Statements). The value of all securities loaned at March 31, 2013 amounted to $54,670,378, which is 3.1% of net assets.

(b) Government-backed debt issued by financial companies or government sponsored enterprises.

(c) At March 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(d) At March 31, 2013, this security has been pledged, in whole or in part, as collateral for open swap contracts.

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CBO: Collateralized Bond Obligation

FDIC: Federal Deposit Insurance Corp.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in kind in the form of additional principal.

REIT: Real Estate Investment Trust

SRO: Spolecnost S Rucenim Omezenim (Limited Liability Company)

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At March 31, 2013, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year Canadian Government Bond	CAD	6/19/2013	479	63,665,482	1,209,533
10 Year U.S. Treasury Note	USD	6/19/2013	258	34,051,969	23,672
2 Year U.S. Treasury Note	USD	6/28/2013	229	50,483,766	24,589
Federal Republic of Germany Euro-Bund	EUR	6/6/2013	88	16,411,689	235,600
Federal Republic of Germany Euro-Schatz	EUR	6/6/2013	689	97,875,691	131,243
United Kingdom Long Gilt Bond	GBP	6/26/2013	38	6,858,249	218,187
Total unrealized appreciation					1,842,824

At March 31, 2013, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10 Year Australian Treasury Bond	AUD	6/17/2013	437	55,326,415	(684,808)
10 Year Japanese Government Bond	JPY	6/11/2013	67	103,530,249	(463,506)
5 Year U.S. Treasury Note	USD	6/28/2013	450	55,824,610	(355,978)
Total unrealized depreciation					(1,504,292)

At March 31, 2013, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($)(g)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
12/20/2010 3/20/2016	10,000,000	1	1.0%	Freeport- McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022, BBB	28,801	(2,756)	31,557
9/20/2012 12/20/2017	8,900,000	2	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(724,463)	(1,069,079)	344,616
9/20/2012 12/20/2017	8,900,000	3	1.0%	Kingdom of Spain, 5.5%, 7/30/2017, BBB-	(724,462)	(950,727)	226,265
6/22/2009 9/20/2014	12,000,000	4	5.0%	MetLife, Inc., 5.0%, 6/15/2015, A-	855,104	(191,373)	1,046,477
Total unrealized appreciation							1,648,915

(g) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(h) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

At March 31, 2013, open interest rate swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
6/29/2009 7/1/2013	20,000,000	3	Floating — LIBOR	Fixed — 2.71%	259,774	—	259,774
5/23/2013 5/23/2015	400,000,000	2	Floating — LIBOR	Fixed — 0.83%	3,100,840	3,571	3,097,269
5/23/2013 5/23/2017	283,200,000	2	Fixed — 1.23%	Floating — LIBOR	(5,169,277)	(102,024)	(5,067,253)
5/23/2013 5/23/2017	217,500,000	4	Fixed — 1.23%	Floating — LIBOR	(3,970,049)	—	(3,970,049)
5/23/2013 5/23/2017	49,300,000	5	Fixed — 1.23%	Floating — LIBOR	(899,878)	(12,255)	(887,623)
Total net unrealized depreciation							(6,567,882)

Counterparties:

1 Morgan Stanley

2 BNP Paribas

3 Citigroup, Inc.

4 JPMorgan Chase Securities, Inc.

5 Bank of America

LIBOR: London Interbank Offered Rate

At March 31, 2013, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	38,454,124	AUD	37,110,000	4/26/2013	108,008	UBS AG
USD	196,165	CAD	200,000	4/26/2013	605	UBS AG
USD	7,106,171	GBP	4,690,000	4/26/2013	19,032	UBS AG
USD	19,284,498	JPY	1,837,430,000	4/26/2013	237,895	UBS AG
AUD	16,030,000	USD	16,773,952	4/26/2013	116,690	UBS AG
CHF	12,940,000	USD	13,639,034	4/26/2013	3,581	UBS AG
EUR	17,430,000	USD	22,576,434	4/26/2013	229,998	UBS AG
NOK	74,410,000	USD	12,755,614	4/26/2013	28,842	UBS AG
SEK	17,500,000	USD	2,691,799	4/26/2013	7,864	UBS AG
Total unrealized appreciation					752,515

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	17,920,260	EUR	13,920,000	4/26/2013	(73,881)	UBS AG
USD	2,053,213	NOK	11,970,000	4/26/2013	(5,915)	UBS AG
USD	22,279,613	SEK	143,550,000	4/26/2013	(263,676)	UBS AG
CAD	8,030,000	USD	7,822,424	4/26/2013	(77,905)	UBS AG
GBP	23,940,000	USD	36,316,501	4/26/2013	(53,938)	UBS AG
NZD	20,090,000	USD	16,640,117	4/26/2013	(140,095)	UBS AG
Total unrealized depreciation					(615,410)

Currency Abbreviations
AUD Australian Dollar CAD Canadian Dollar CHF Swiss Franc EUR Euro GBP British Pound JPY Japanese Yen NOK Norwegian Krone NZD New Zealand Dollar SEK Swedish Krona USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (i)
Corporate Bonds	$—	$597,737,951	$—	$597,737,951
Mortgage-Backed Securities Pass-Throughs	—	68,005,816	—	68,005,816
Asset-Backed	—	100,849,535	7,479,883	108,329,418
Commercial Mortgage- Backed Securities	—	191,171,147	—	191,171,147
Collateralized Mortgage Obligations	—	115,574,796	—	115,574,796
Government & Agency Obligations	—	426,630,801	—	426,630,801
Loan Participation and Assignments	—	96,541,278	—	96,541,278
Convertible Bond	—	—	74,833	74,833
Warrants	—	—	2,598	2,598
Short-Term Investments (i)	184,245,719	—	—	184,245,719
Derivatives (j)
Futures Contracts	1,842,824	—	—	1,842,824
Credit Default Swap Contracts	—	1,648,915	—	1,648,915
Interest Rate Swap Contracts	—	3,357,043	—	3,357,043
Forward Foreign Currency Exchange Contracts	—	752,515	—	752,515
Total	$186,088,543	$1,602,269,797	$7,557,314	$1,795,915,654
Liabilities
Derivatives (j)
Futures Contracts	$(1,504,292)	$—	$—	$(1,504,292)
Interest Rate Swap Contracts	—	(9,924,925)	—	(9,924,925)
Forward Foreign Currency Exchange Contracts	—	(615,410)	—	(615,410)
Total	$(1,504,292)	$(10,540,335)	$—	$(12,044,627)

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.

(i) See Investment Portfolio for additional detailed categorizations.

(j) Derivatives include unrealized appreciation (depreciation) on futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of March 31, 2013 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $1,571,032,439) — including $54,670,378 of securities loaned	$1,604,068,638
Investment in Daily Assets Fund Institutional (cost $56,794,028)*	56,794,028
Investment in Central Cash Management Fund (cost $127,451,691)	127,451,691
Total investments in securities, at value (cost $1,755,278,158)	1,788,314,357
Cash	161,664
Deposit with broker for futures contracts	3,693,583
Cash held as collateral for forward foreign currency exchange contracts	4,330,000
Receivable for investments sold	11,225,538
Receivable for Fund shares sold	15,092,197
Interest receivable	11,875,947
Receivable for variation margin on futures contracts	739,320
Unrealized appreciation on swap contracts	5,005,958
Unrealized appreciation on forward foreign currency exchange contracts	752,515
Upfront payments paid on swap contracts	3,571
Due from Advisor	13,651
Other assets	58,484
Total assets	1,841,266,785
Liabilities
Payable upon return of securities loaned	56,794,028
Payable for investments purchased	746,250
Payable for Fund shares redeemed	5,454,096
Unrealized depreciation on swap contracts	9,924,925
Unrealized depreciation on forward foreign currency exchange contracts	615,410
Upfront payments received on swap contracts	2,328,214
Accrued management fee	540,919
Accrued Trustees' fees	21,798
Accrued expenses	1,562,870
Total liabilities	77,988,510
Net assets, at value	$1,763,278,275

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of March 31, 2013 (Unaudited) (continued)
Net Assets Consist of
Distributions in excess of net investment income	(4,984,361)
Net unrealized appreciation (depreciation) on: Investments	33,036,199
Swap contracts	(4,918,967)
Futures	338,532
Foreign currency	134,386
Accumulated net realized gain (loss)	(144,089,445)
Paid-in capital	1,883,761,931
Net assets, at value	$1,763,278,275
Net Asset Value
Class A Net Asset Value and redemption price per share ($590,139,130 ÷ 63,628,593 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.27
Maximum offering price per share (100 ÷ 97.25 of $9.27)	$9.53
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($451,633 ÷ 48,596 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.29
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($255,740,484 ÷ 27,602,667 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.27
Class S Net Asset Value, offering and redemption price per share ($878,204,900 ÷ 94,436,186 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.30
Institutional Class Net Asset Value, offering and redemption price per share ($38,742,128 ÷ 4,174,655 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.28

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended March 31, 2013 (Unaudited)
Investment Income
Income: Interest	$28,974,348
Income distributions — Central Cash Management Fund	57,384
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	42,550
Total income	29,074,282
Expenses: Management fee	3,276,722
Administrative service fees	908,746
Services to shareholders	1,440,649
Distribution and service fees	2,138,151
Custodian fee	67,107
Professional fees	68,604
Reports to shareholders	81,303
Registration fees	57,850
Trustees' fees and expenses	36,237
Other	88,431
Total expenses before expense reductions	8,163,800
Expense reductions	(545,803)
Total expenses after expense reductions	7,617,997
Net investment income	21,456,285
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	6,219,489
Swap contracts	359,152
Futures	(1,520,941)
Foreign currency	(1,716,023)
3,341,677
Change in net unrealized appreciation (depreciation) on: Investments	(7,126,634)
Swap contracts	386,117
Futures	(241,200)
Foreign currency	92,338
(6,889,379)
Net gain (loss)	(3,547,702)
Net increase (decrease) in net assets resulting from operations	$17,908,583

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
Operations: Net investment income	$21,456,285	$53,590,120
Net realized gain (loss)	3,341,677	10,902,770
Change in net unrealized appreciation (depreciation)	(6,889,379)	34,591,729
Net increase (decrease) in net assets resulting from operations	17,908,583	99,084,619
Distributions to shareholders from: Net investment income: Class A	(8,583,038)	(20,286,340)
Class B	(5,036)	(14,479)
Class C	(2,757,878)	(6,348,279)
Class S	(13,247,826)	(29,294,813)
Institutional Class	(595,035)	(1,357,533)
Return of capital: Class A	—	(2,524,869)
Class B	—	(1,802)
Class C	—	(790,117)
Class S	—	(3,646,079)
Institutional Class	—	(168,961)
Total distributions	(25,188,813)	(64,433,272)
Fund share transactions: Proceeds from shares sold	200,264,932	295,647,134
Reinvestment of distributions	20,624,451	52,692,340
Cost of shares redeemed	(334,296,884)	(1,042,503,111)
Net increase (decrease) in net assets from Fund share transactions	(113,407,501)	(694,163,637)
Increase (decrease) in net assets	(120,687,731)	(659,512,290)
Net assets at beginning of period	1,883,966,006	2,543,478,296
Net assets at end of period (including distributions in excess of net investment income of $4,984,361 and $1,251,833, respectively)	$1,763,278,275	$1,883,966,006

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended September 30,
Class A	Six Months Ended 3/31/13 (Unaudited)		2012	2011	2010	2009		2008
Selected Per Share Data
Net asset value, beginning of period	$9.31		$9.17	$9.55	$9.40	$9.34		$9.94
Income (loss) from investment operations: Net investment incomea	.11		.23	.29	.30	.35		.38
Net realized and unrealized gain (loss)	(.02)		.18	(.33)	.19	.13		(.46)
Total from investment operations	.09		.41	(.04)	.49	.48		(.08)
Less distributions from: Net investment income	(.13)		(.24)	(.29)	(.34)	(.30)		(.47)
Net realized gains	—		—	—	—	—		(.05)
Return of capital	—		(.03)	(.05)	—	(.12)		—
Total distributions	(.13)		(.27)	(.34)	(.34)	(.42)		(.52)
Net asset value, end of period	$9.27		$9.31	$9.17	$9.55	$9.40		$9.34
Total Return (%)b	.96	c**	4.58	(.51)	5.29	5.50	c	(.88	)c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	590		664	882	1,176	988		625
Ratio of expenses before expense reductions	.89	*	.86	.84	.83	.88		.88
Ratio of expenses after expense reductions	.85	*	.86	.84	.83	.87		.86
Ratio of net investment income (%)	2.34	*	2.46	3.01	3.15	3.91		3.89
Portfolio turnover rate	12	**	68	93	100	112		83
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended September 30,
Class B	Six Months Ended 3/31/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$9.33		$9.18	$9.56	$9.42	$9.35	$9.94
Income (loss) from investment operations: Net investment incomea	.07		.16	.21	.22	.28	.30
Net realized and unrealized gain (loss)	(.02)		.19	(.33)	.18	.14	(.45)
Total from investment operations	.05		.35	(.12)	.40	.42	(.15)
Less distributions from: Net investment income	(.09)		(.17)	(.21)	(.26)	(.23)	(.39)
Net realized gains	—		—	—	—	—	(.05)
Return of capital	—		(.03)	(.05)	—	(.12)	—
Total distributions	(.09)		(.20)	(.26)	(.26)	(.35)	(.44)
Net asset value, end of period	$9.29		$9.33	$9.18	$9.56	$9.42	$9.35
Total Return (%)b,c	.57	**	3.88	(1.31)	4.46	4.66	(1.61)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.45		1	1	1	2	4
Ratio of expenses before expense reductions	1.81	*	1.74	1.69	1.78	1.85	1.76
Ratio of expenses after expense reductions	1.60	*	1.63	1.61	1.63	1.65	1.67
Ratio of net investment income (%)	1.59	*	1.68	2.24	2.36	3.12	3.08
Portfolio turnover rate	12	**	68	93	100	112	83
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended September 30,
Class C	Six Months Ended 3/31/13 (Unaudited)		2012	2011	2010	2009		2008
Selected Per Share Data
Net asset value, beginning of period	$9.30		$9.16	$9.54	$9.39	$9.33		$9.92
Income (loss) from investment operations: Net investment incomea	.07		.16	.21	.23	.29		.31
Net realized and unrealized gain (loss)	(.01)		.19	(.33)	.19	.13		(.45)
Total from investment operations	.06		.35	(.12)	.42	.42		(.14)
Less distributions from: Net investment income	(.09)		(.18)	(.21)	(.27)	(.24)		(.40)
Net realized gains	—		—	—	—	—		(.05)
Return of capital	—		(.03)	(.05)	—	(.12)		—
Total distributions	(.09)		(.21)	(.26)	(.27)	(.36)		(.45)
Net asset value, end of period	$9.27		$9.30	$9.16	$9.54	$9.39		$9.33
Total Return (%)b	.59	c**	3.81	(1.26)	4.50	4.72	c	(1.53)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	256		288	355	422	329		176
Ratio of expenses before expense reductions	1.62	*	1.60	1.58	1.58	1.62		1.59
Ratio of expenses after expense reductions	1.60	*	1.60	1.58	1.58	1.62		1.59
Ratio of net investment income (%)	1.60	*	1.72	2.27	2.40	3.16		3.16
Portfolio turnover rate	12	**	68	93	100	112		83
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended September 30,
Class S	Six Months Ended 3/31/13 (Unaudited)		2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$9.34		$9.19	$9.57	$9.43	$9.36	$9.95
Income (loss) from investment operations: Net investment incomea	.12		.25	.31	.32	.37	.40
Net realized and unrealized gain (loss)	(.02)		.19	(.33)	.18	.14	(.45)
Total from investment operations	.10		.44	(.02)	.50	.51	(.05)
Less distributions from: Net investment income	(.14)		(.26)	(.31)	(.36)	(.32)	(.49)
Net realized gains	—		—	—	—	—	(.05)
Return of capital	—		(.03)	(.05)	—	(.12)	—
Total distributions	(.14)		(.29)	(.36)	(.36)	(.44)	(.54)
Net asset value, end of period	$9.30		$9.34	$9.19	$9.57	$9.43	$9.36
Total Return (%)b	1.07	**	4.92	(.31)	5.51	5.71	(.62)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	878		889	1,241	1,203	1,019	869
Ratio of expenses before expense reductions	.70	*	.70	.68	.71	.70	.71
Ratio of expenses after expense reductions	.60	*	.63	.63	.63	.65	.67
Ratio of net investment income (%)	2.60	*	2.70	3.22	3.36	4.12	4.08
Portfolio turnover rate	12	**	68	93	100	112	83
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

			Years Ended September 30,
Institutional Class	Six Months Ended 3/31/13 (Unaudited)		2012	2011	2010	2009	Period Ended 9/30/08a
Selected Per Share Data
Net asset value, beginning of period	$9.32		$9.18	$9.56	$9.42	$9.36	$9.56
Income (loss) from investment operations: Net investment incomeb	.12		.25	.32	.33	.38	.04
Net realized and unrealized gain (loss)	(.02)		.19	(.33)	.18	.13	(.21)
Total from investment operations	.10		.44	(.01)	.51	.51	(.17)
Less distributions from: Net investment income	(.14)		(.27)	(.32)	(.37)	(.33)	(.03)
Return of capital	—		(.03)	(.05)	—	(.12)	—
Total distributions	(.14)		(.30)	(.37)	(.37)	(.45)	(.03)
Net asset value, end of period	$9.28		$9.32	$9.18	$9.56	$9.42	$9.36
Total Return (%)	1.10	c**	4.91	(.18)	5.65	5.74	(1.76	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	39		42	64	40	13	50
Ratio of expenses before expense reductions	.61	*	.59	.52	.50	.52	.54	*
Ratio of expenses after expense reductions	.60	*	.59	.52	.50	.52	.54	*
Ratio of net investment income (%)	2.60	*	2.74	3.33	3.48	4.25	4.20	*
Portfolio turnover rate	12	**	68	93	100	112	83	**
a For the period from August 27, 2008 (commencement of operations of Institutional Class shares) to September 30, 2008.
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Short Duration Fund (the "Fund") is a diversified series of DWS Income Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and senior loans are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior Loans held by the Fund are generally in the form of Assignments but the Fund may also invest in Participants. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into this type of a purchase transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At September 30, 2012, the Fund had a net tax basis capital loss carryforward of approximately $140,058,000, including $128,768,000 of pre-enactment losses which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2013 ($18,693,000), September 30, 2014 ($3,620,000), September 30, 2015 ($15,741,000), September 30, 2016 ($2,969,000), September 30, 2017 ($17,011,000), September 30, 2018 ($63,372,000) and September 30, 2019 ($7,362,000), the respective expiration dates, whichever occurs first; and approximately $11,290,000 of post-enactment short-term losses which may be applied against realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, investments in foreign denominated investments, forward currency contracts, futures contracts, swap contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Interest Rate Swap Contracts. For the six months ended March 31, 2013, the Fund entered into interest rate swap transactions to gain exposure to different parts of the yield curve while managing overall duration. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund agrees to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. In addition, both the Fund and counterparty may agree to exchange variable rate payments based on different indices. The payment obligations are based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. In connection with these agreements, securities and or cash may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

A summary of the open interest rate swap contracts as of March 31, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2013, the investment in interest rate swap contracts had a total notional amount of $970,000,000.

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. The Fund may enter into credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund. For the six months ended March 31, 2013, the Fund entered into credit default swap contracts to gain exposure to the underlying issuer's credit quality characteristics.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of March 31, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2013, the investment in credit default swap contracts purchased had a total notional value generally indicative of a range from $0 to $17,800,000 and the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $39,800,000 to $48,700,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended March 31, 2013, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy by entering into futures contracts on fixed-income securities, including on financial indices. For the six months ended March 31, 2013, as part of this strategy, the Fund used futures contracts to attempt to take advantage of inefficiencies within the global bond markets.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of March 31, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2013, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $269,347,000 to $413,951,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $214,681,000 to $478,512,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. For the six months ended March 31, 2013, as part of this strategy, the Fund entered into forward currency contracts to gain exposure to changes in the value of foreign currencies to attempt to take advantage of inefficiencies within the currency markets.

Forward currency contracts are value at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of March 31, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2013, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $27,268,000 to $129,216,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $55,270,000 to $141,975,000.

The following tables summarize the value of the Fund's derivative instruments held as of March 31, 2013 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Swap Contracts	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$3,357,043	$—	$1,842,824	$5,199,867
Credit Contracts (a)	1,648,915	—	—	1,648,915
Foreign Exchange Contracts (c)	—	752,515	—	752,515
	$5,005,958	$752,515	$1,842,824	$7,601,297

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on swap contracts

(b) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(c) Unrealized appreciation on forward foreign currency exchange contracts

Liability Derivatives	Swap Contracts	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$(9,924,925)	$—	$(1,504,292)	$(11,429,217)
Foreign Exchange Contracts (c)	—	(615,410)	—	(615,410)
	$(9,924,925)	$(615,410)	$(1,504,292)	$(12,044,627)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on swap contracts

(b) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(c) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2013 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$—	$(1,520,941)	$(1,520,941)
Credit Contracts (a)	—	359,152	—	359,152
Foreign Exchange Contracts (b)	(1,638,657)	—	—	(1,638,657)
	$(1,638,657)	$359,152	$(1,520,941)	$(2,800,446)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from swap contracts and futures, respectively

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$(74,901)	$(241,200)	$(316,101)
Credit Contracts (a)	—	461,018	—	461,018
Foreign Exchange Contracts (b)	92,414	—	—	92,414
	$92,414	$386,117	$(241,200)	$237,331

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on swap contracts and futures, respectively

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended March 31, 2013, purchases and sales of investment securities (excluding short-term instruments and U.S. Treasury obligations) aggregated $214,663,500 and $274,141,813, respectively. Purchases and sales of U.S. Treasury obligations aggregated $0 and $92,197,781, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") acts as an investment subadvisor to the Fund. As an investment subadvisor to the Fund, QS Investors manages the portion of assets allocated from time to time to the Fund's global tactical asset allocation ("GTAA") overlay strategy. QS Investors is paid by the Advisor for the services QS Investors provides to the Fund. Effective on or about May 1, 2013, QS Investors will no longer serve as subadvisor to the Fund, and the Fund will no longer utilize the GTAA strategy.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1.5 billion of the Fund's average daily net assets	.365%
Next $500 million of such net assets	.340%
Next $1.0 billion of such net assets	.315%
Next $1.0 billion of such net assets	.300%
Next $1.0 billion of such net assets	.285%
Next $1.0 billion of such net assets	.270%
Over $6.0 billion of such net assets	.255%

Accordingly, for the six months ended March 31, 2013, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.36% of the Fund's average daily net assets.

For the period from October 1, 2012 through September 30, 2013, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:
Class A	.85%
Class B	1.60%
Class C	1.60%
Class S	.60%
Institutional Class	.60%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2013, the Administration Fee was $908,746, of which $149,726 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fees it receives from the Fund. For the six months ended March 31, 2013, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at March 31, 2013
Class A	$69,622	$69,622	$—
Class B	670	537	133
Class C	27,836	17,869	1,861
Class S	255,824	255,824	—
Institutional Class	1,010	1,010	—
	$354,962	$344,862	$1,994

For the six months ended March 31, 2013, the Advisor reimbursed $162,620 and $1,271 of sub-recordkeeping expenses for Class S shares and Institutional shares, respectively.

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended March 31, 2013, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2013
Class B	$1,905	$301
Class C	1,021,845	165,017
	$1,023,750	$165,318

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2013, the Service Fee was as follows:
Service Fee	Total Aggregated	Waived	Unpaid at March 31, 2013	Annualized Effective Rate
Class A	$773,552	$37,050	$355,829	.24%
Class B	553	—	259	.22%
Class C	340,296	—	163,310	.25%
	$1,114,401	$37,050	$519,398

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2013 aggregated $7,826.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended March 31, 2013, the CDSC for Class B and C shares aggregated $258 and $8,862, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2013, DIDI received $28,920 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $11,384, of which $8,615 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson and Vice Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended March 31, 2013, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $4,729.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2013.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2013		Year Ended September 30, 2012
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	7,472,959	$69,466,879	12,268,615	$113,288,934
Class B	1,504	14,014	15,158	140,273
Class C	1,184,856	11,008,680	2,888,421	26,641,704
Class S	11,801,301	110,060,494	14,639,321	135,548,172
Institutional Class	1,043,962	9,714,865	2,164,432	20,028,051
		$200,264,932		$295,647,134
Shares issued to shareholders in reinvestment of distributions
Class A	843,954	$7,839,184	2,284,123	$21,061,719
Class B	482	4,489	1,535	14,183
Class C	251,219	2,331,321	649,062	5,980,848
Class S	1,058,641	9,857,673	2,609,027	24,114,333
Institutional Class	63,676	591,784	164,825	1,521,257
		$20,624,451		$52,692,340
Shares redeemed
Class A	(16,010,693)	$(148,898,623)	(39,457,236)	$(364,465,566)
Class B	(15,214)	(141,807)	(47,057)	(435,764)
Class C	(4,826,201)	(44,837,067)	(11,343,254)	(104,660,904)
Class S	(13,603,271)	(126,860,413)	(57,061,434)	(528,541,883)
Institutional Class	(1,456,026)	(13,558,974)	(4,808,781)	(44,398,994)
		$(334,296,884)		$(1,042,503,111)
Net increase (decrease)
Class A	(7,693,780)	$(71,592,560)	(24,904,498)	$(230,114,913)
Class B	(13,228)	(123,304)	(30,364)	(281,308)
Class C	(3,390,126)	(31,497,066)	(7,805,771)	(72,038,352)
Class S	(743,329)	(6,942,246)	(39,813,086)	(368,879,378)
Institutional Class	(348,388)	(3,252,325)	(2,479,524)	(22,849,686)
		$(113,407,501)		$(694,163,637)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2012 to March 31, 2013).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2013 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 10/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/13	$1,009.60	$1,005.70	$1,005.90	$1,010.70	$1,011.00
Expenses Paid per $1,000*	$4.26	$8.00	$8.00	$3.01	$3.01
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 10/1/12	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/13	$1,020.69	$1,016.95	$1,016.95	$1,021.94	$1,021.94
Expenses Paid per $1,000*	$4.28	$8.05	$8.05	$3.02	$3.02

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Short Duration Fund	.85%	1.60%	1.60%	.60%	.60%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 17, 2012

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2012, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009, 2010 and 2011.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 103 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fallout" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I considered how aggregated DWS Fund performance measures relative to appropriate peers had varied by asset class and over time.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	InstitutionalClass
Nasdaq Symbol	PPIAX	PPLBX	PPLCX	DBPIX	PPILX
CUSIP Number	23336Y 748	23336Y 623	23336Y 730	23336Y 755	23336Y 565
Fund Number	418	618	718	822	1422

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DSDF-3
(R-027148-2 5/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 29, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 29, 2013